Supplement dated November 13, 2017
to the Prospectus and Summary Prospectus (as previously supplemented, if applicable) of each of the following funds
(each, a Fund, and collectively, the Funds):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust
Columbia AMT-Free California Intermediate Muni Bond Fund	9/1/2017
Columbia AMT-Free Georgia Intermediate Muni Bond Fund	9/1/2017
Columbia AMT-Free Maryland Intermediate Muni Bond Fund	9/1/2017
Columbia AMT-Free North Carolina Intermediate Muni Bond Fund	9/1/2017
Columbia AMT-Free South Carolina Intermediate Muni Bond Fund	9/1/2017
Columbia AMT-Free Virginia Intermediate Muni Bond Fund	9/1/2017
Columbia Funds Series Trust I
Columbia AMT-Free Connecticut Intermediate Muni Bond Fund	3/1/2017
Columbia AMT-Free Intermediate Muni Bond Fund	3/1/2017
Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund	3/1/2017
Columbia AMT-Free New York Intermediate Muni Bond Fund	3/1/2017
Columbia AMT-Free Oregon Intermediate Muni Bond Fund	11/1/2017
Brian McGreevy has announced his intention to retire at the end of January 2018. Effective December 29, 2017, Mr. McGreevy will no longer manage the Funds. Paul Fuchs will continue as portfolio manager of the Funds and on December 29, 2017, Deborah Vargo will be added as a portfolio manager of the Funds. After December 29, 2017, all references to Brian McGreevy in the prospectus for each of the Funds are hereby removed.
Effective December 29, 2017, the list of portfolio managers in the subsection “Fund Management” in the Summary Prospectus and in the "Summary of the Fund — Fund Management" section of the Prospectus for the Funds is hereby revised to include the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Paul Fuchs, CFA	Senior Portfolio Manager	Co-Portfolio Manager	*
Deborah Vargo	Senior Portfolio Manager	Co-Portfolio Manager	December 2017
*Mr. Fuchs, CFA has managed Columbia AMT-Free California Intermediate Muni Bond Fund, Columbia AMT-Free Intermediate Muni Bond Fund, Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund and Columbia AMT-Free New York Intermediate Muni Bond Fund since 2012, and Columbia AMT-Free Connecticut Intermediate Muni Bond Fund, Columbia AMT-Free Georgia Intermediate Muni Bond Fund, Columbia AMT-Free Maryland Intermediate Muni Bond Fund, Columbia AMT-Free North Carolina Intermediate Muni Bond Fund, Columbia AMT-Free Oregon Intermediate Muni Bond Fund, Columbia AMT-Free South Carolina Intermediate Muni Bond Fund and Columbia AMT-Free Virginia Intermediate Muni Bond Fund since 2016.
The rest of the section remains the same.
Effective December 29, 2017, the information about the portfolio managers under the caption “Primary Service Providers — Portfolio Managers” in the “More Information About the Fund" section of the Prospectus for the Funds is hereby revised to include the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Paul Fuchs, CFA	Senior Portfolio Manager	Co-Portfolio Manager	*
Deborah Vargo	Senior Portfolio Manager	Co-Portfolio Manager	December 2017
*Mr. Fuchs, CFA has managed Columbia AMT-Free California Intermediate Muni Bond Fund, Columbia AMT-Free Intermediate Muni Bond Fund, Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund and Columbia AMT-Free New York Intermediate Muni Bond Fund since 2012, and Columbia AMT-Free Connecticut Intermediate Muni Bond Fund, Columbia AMT-Free Georgia Intermediate Muni Bond Fund, Columbia AMT-Free Maryland Intermediate Muni Bond Fund, Columbia AMT-Free North Carolina Intermediate Muni Bond Fund, Columbia AMT-Free Oregon Intermediate Muni Bond Fund, Columbia AMT-Free South Carolina Intermediate Muni Bond Fund and Columbia AMT-Free Virginia Intermediate Muni Bond Fund since 2016.
Mr. Fuchs joined one of the Columbia Management legacy firms or acquired business lines in 1999. Mr. Fuchs began his investment career in 1990 and earned a B.S. in Finance from the University of Massachusetts and an M.B.A. from Suffolk University.
Ms. Vargo joined one of the Columbia Management legacy firms or acquired business lines in 2007. Ms. Vargo began her investment career in 1984 and earned a B.S. from Boston University.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP000_00_60_(11/17)